Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Issuance expenses in an amount			$ 1,505
Long term loan conversion			3,600
At-the-market offering
Issuance expenses paid		$ 123	211
Investment agreement
Issuance expenses paid		343	$ 830
Best Offering [Member]
Issuance expenses paid	$ 686
Registered Direct [Member]
Issuance expenses paid	1,035
Warrant Exercise [Member]
Issuance expenses paid	$ 1,019